8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details) - Warrants - $ / shares		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Outstanding		1,087,860	5,587,037	6,857,037
Granted		12,005,500	87,860	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	(87,860)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	(4,499,177)	(2,270,000)
Outstanding		13,093,360	1,087,860	5,587,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.61	$ 0.59	$ 0.56
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.26	0.5	0.625
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		0	0.25	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0	0.38	0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		0.29	0.61	0.59
Expiry Date, May 19, 2025
Exercise price		$ 0.625	$ 0.625	$ 0.625
Outstanding		1,000,000	1,000,000	0
Granted		0	0	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0	0
Outstanding		1,000,000	1,000,000	1,000,000
Expiry Date, March 15, 2025
Exercise price	[1]	$ 0.5	$ 0.5
Outstanding	[1]	87,860	0
Granted	[1]	0	87,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[1]	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[1]	0	0
Outstanding	[1]	87,860	87,860	0
Expiry Date, October 19, 2026
Exercise price		$ 0.3
Outstanding		0
Granted		1,250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		1,250,000	0
Expiry Date, December 28, 2026
Exercise price		$ 0.3
Outstanding		0
Granted		100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		100,000	0
Expiry Date, April 11, 2027
Exercise price		$ 0.2
Outstanding		0
Granted		6,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		6,500,000	0
Expiry Date, June 21, 2028
Exercise price		$ 0.35
Outstanding		0
Granted		2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		2,500,000	0
Expiry Date, June 28, 2028
Exercise price		$ 0.35
Outstanding		0
Granted		1,099,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		1,099,250	0
Expiry Date, July 18, 2028
Exercise price		$ 0.35
Outstanding		0
Granted		556,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		556,250	0
Expiry Date, October 9, 2022
Exercise price			$ 1	$ 1
Outstanding		0	767,037	767,037
Granted			0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period			0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			(767,037)	0
Outstanding			0	767,037
Expiry Date, March 15, 2023
Exercise price	[2]		$ 0.25
Outstanding	[2]	0	3,820,000
Granted	[2]		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[2]		(87,860)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[2]		(3,732,140)
Outstanding	[2]		0	3,820,000
Expiry Date, July 9, 2022
Exercise price				$ 0.5
Outstanding			0	2,270,000
Granted				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(2,270,000)
Outstanding				0
Expiry Date, February 25, 2023
Exercise price				$ 0.5
Outstanding			3,820,000	3,820,000
Granted				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				0
Outstanding				3,820,000

[1]	Pursuant to the warrant incentive program, 87,860 warrants were exercised for 87,860 common shares and 87,860 incentive warrants at a price of $0.50 expiring on March 15, 2025.
[2]	On February 15, 2023, the exercise price of the 3,820,000 warrants was amended from $0.50 to $0.25 and the expiry date was extended to March 15, 2023.